Summary of significant accounting policies (Details 2)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Product Information [Line Items]
Total revenues	$ 75,327,948	¥ 541,487,420	¥ 580,016,414	¥ 586,060,092
Central Processing Advertising Algorithm Services [Member]
Product Information [Line Items]
Total revenues	75,327,948	541,487,420	569,906,586	446,607,076
Mobile Games [Member]
Product Information [Line Items]
Total revenues				1,205,235
Sales Of Intelligent Chips [Member]
Product Information [Line Items]
Total revenues			¥ 10,109,828	¥ 138,247,781